united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2612

Date of fiscal year end:	8/31

Date of reporting period:	2/28/25

Item 1. Reports to Stockholders.

(a)

Anchor Risk Managed Equity Strategies Fund - Advisor Class (ATEAX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Anchor Risk Managed Equity Strategies Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$98	2.00%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$218,750,631
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$2,023,918
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Money Market	1.6%
Equity	98.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	65.2%
SPDR S&P 500 ETF Trust	27.2%
First American Government Obligations Fund Class X	1.5%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Anchor Risk Managed Equity Strategies Fund - Advisor Class (ATEAX)

Semi-Annual Shareholder Report - February 28, 2025

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-ATEAX

Anchor Risk Managed Equity Strategies Fund - Institutional (ATESX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Anchor Risk Managed Equity Strategies Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	2.25%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$218,750,631
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$2,023,918
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Money Market	1.6%
Equity	98.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	65.2%
SPDR S&P 500 ETF Trust	27.2%
First American Government Obligations Fund Class X	1.5%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Anchor Risk Managed Equity Strategies Fund - Institutional (ATESX)

Semi-Annual Shareholder Report - February 28, 2025

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-ATESX

Anchor Risk Managed Global Strategies Fund - Advisor Class (ATAGX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Anchor Risk Managed Global Strategies Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$99	2.00%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$20,458,458
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$82,048
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.5%
Money Market Funds	7.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Money Market	7.5%
Equity	92.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	69.8%
First American Government Obligations Fund Class X	5.7%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Anchor Risk Managed Global Strategies Fund - Advisor Class (ATAGX)

Semi-Annual Shareholder Report - February 28, 2025

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-ATAGX

Anchor Risk Managed Global Strategies Fund - Institutional (ATGSX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Anchor Risk Managed Global Strategies Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$112	2.25%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$20,458,458
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$82,048
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.5%
Money Market Funds	7.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Money Market	7.5%
Equity	92.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	69.8%
First American Government Obligations Fund Class X	5.7%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Anchor Risk Managed Global Strategies Fund - Institutional (ATGSX)

Semi-Annual Shareholder Report - February 28, 2025

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-ATGSX

Anchor Risk Managed Income Strategies Fund - Advisor Class (ATCAX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Anchor Risk Managed Income Strategies Fund (the "Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$100	2.01%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$29,120,275
  Number of Portfolio Holdings16
  Advisory Fee (net of waivers)$146,258
  Portfolio Turnover3%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	24.0%
Exchange-Traded Funds	54.8%
Money Market Funds	21.2%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Mixed Allocation	2.2%
Money Market	21.2%
Fixed Income	21.6%
Equity	55.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class X	19.9%
Global X Nasdaq 100 Covered Call ETF	10.4%
Pimco Dynamic Income Fund	8.5%
JPMorgan Equity Premium Income ETF	8.2%
JPMorgan Nasdaq Equity Premium Income ETF	7.1%
PIMCO Dynamic Income Opportunities Fund	6.5%
Defiance Nasdaq 100 Enhanced Options Income ETF	5.4%
First Trust BuyWrite Income ETF	5.3%
Defiance S&P 500 Enhanced Options Income ETF	5.2%
First Trust Nasdaq BuyWrite Income ETF	5.2%

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 or upon request at 1-800-290-8633.

On January 15, 2025, the Advisor Class underwent a 1-for-2 reverse stock split, and the total number of issued and outstanding Advisor Class shares of the Fund decreased by approximately 50 percent.  The stock split had no affect on the value of shareholder investments in the Advisor Class shares of the Fund.

Anchor Risk Managed Income Strategies Fund - Advisor Class (ATCAX)

Semi-Annual Shareholder Report - February 28, 2025

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-ATCAX

Anchor Risk Managed Income Strategies Fund - Institutional (ATCSX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Anchor Risk Managed Income Strategies Fund (the "Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$113	2.26%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$29,120,275
  Number of Portfolio Holdings16
  Advisory Fee (net of waivers)$146,258
  Portfolio Turnover3%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	24.0%
Exchange-Traded Funds	54.8%
Money Market Funds	21.2%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Mixed Allocation	2.2%
Money Market	21.2%
Fixed Income	21.6%
Equity	55.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class X	19.9%
Global X Nasdaq 100 Covered Call ETF	10.4%
Pimco Dynamic Income Fund	8.5%
JPMorgan Equity Premium Income ETF	8.2%
JPMorgan Nasdaq Equity Premium Income ETF	7.1%
PIMCO Dynamic Income Opportunities Fund	6.5%
Defiance Nasdaq 100 Enhanced Options Income ETF	5.4%
First Trust BuyWrite Income ETF	5.3%
Defiance S&P 500 Enhanced Options Income ETF	5.2%
First Trust Nasdaq BuyWrite Income ETF	5.2%

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 or upon request at 1-800-290-8633.

On January 15, 2025, the Institutional Class underwent a 1-for-2 reverse stock split, and the total number of issued and outstanding Institutional Class shares of the Fund decreased by approximately 50 percent.  The stock split had no affect on the value of shareholder investments in the Institutional Class shares of the Fund.

Anchor Risk Managed Income Strategies Fund - Institutional (ATCSX)

Semi-Annual Shareholder Report - February 28, 2025

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-ATCSX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Anchor Risk Managed Income Strategies Fund
Advisor Class (ATCAX)
Institutional Class (ATCSX)

Anchor Risk Managed Equity Strategies Fund
Advisor Class (ATEAX)
Institutional Class (ATESX)

Anchor Risk Managed Global Strategies Fund
Advisor Class (ATAGX)
Institutional Class (ATGSX)

Semi-Annual Financial Statements
and Additional Information

February 28, 2025

ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	CLOSED END FUNDS — 22.5%
	EQUITY - 2.3%
18,000	Blackrock Science & Technology Trust	$656,460

	FIXED INCOME - 20.2%
175,000	Nuveen Credit Strategies Income Fund	971,250
70,000	Nuveen Preferred & Income Opportunities Fund	560,000
124,300	Pimco Dynamic Income Fund	2,479,785
134,500	PIMCO Dynamic Income Opportunities Fund	1,892,415
		5,903,450

	TOTAL CLOSED END FUNDS (Cost $6,305,620)	6,559,910

	EXCHANGE-TRADED FUNDS — 51.3%
	EQUITY - 49.3%
54,833	Defiance Nasdaq 100 Enhanced Options Income ETF	1,575,352
40,000	Defiance S&P 500 Enhanced Options Income ETF	1,510,800
67,000	First Trust BuyWrite Income ETF	1,549,710
74,000	First Trust Nasdaq BuyWrite Income ETF	1,505,900
169,500	Global X Nasdaq 100 Covered Call ETF	3,040,830
40,000	JPMorgan Equity Premium Income ETF	2,376,400
37,000	JPMorgan Nasdaq Equity Premium Income ETF	2,071,260
14,000	NEOS Nasdaq-100 Hedged Equity Income ETF	719,880
		14,350,132
	MIXED ALLOCATION - 2.0%
50,000	Amplify High Income ETF	586,500

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,013,807)	14,936,632

See accompanying notes to financial statements.

ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.9%
	MONEY MARKET FUND - 19.9%
5,786,219	First American Government Obligations Fund, Class X, 4.28% (Cost $5,786,219)(a)	$5,786,219

	TOTAL INVESTMENTS - 93.7% (Cost $28,105,646)	$27,282,761
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.3%	1,837,514
	NET ASSETS - 100.0%	$29,120,275

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
15	CME E-Mini Standard & Poor’s 500 Index Futures	03/24/2025	$4,472,438	$(55,033)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.4%
	EQUITY - 92.4%
280,775	Invesco QQQ Trust Series 1	$142,681,432
100,000	SPDR S&P 500 ETF Trust	59,418,000
		202,099,432

	TOTAL EXCHANGE-TRADED FUNDS (Cost $84,026,754)	202,099,432

	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUND - 1.5%
3,384,639	First American Government Obligations Fund, Class X, 4.28% (Cost $3,384,639)(a)	3,384,639

	TOTAL INVESTMENTS - 93.9% (Cost $87,411,393)	$205,484,071
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.1%	13,266,560
	NET ASSETS - 100.0%	$218,750,631

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
400	CME E-Mini NASDAQ 100 Index Futures	03/24/2025	$167,356,000	$(1,908,560)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

ANCHOR RISK MANAGED GLOBAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUND — 69.8%
	EQUITY - 69.8%
175,000	iShares MSCI EAFE ETF	$14,276,500

	TOTAL EXCHANGE-TRADED FUND (Cost $12,167,925)	14,276,500

	SHORT-TERM INVESTMENTS — 5.7%
	MONEY MARKET FUND - 5.7%
1,163,476	First American Government Obligations Fund, Class X, 4.28% (Cost $1,163,476)(a)	1,163,476

	TOTAL INVESTMENTS - 75.5% (Cost $13,331,401)	$15,439,976
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.5%	5,018,482
	NET ASSETS - 100.0%	$20,458,458

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
5	CME E-Mini Standard & Poor’s 500 Index Futures	03/24/2025	$1,490,813	$(17,323)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
5	CME E-Mini NASDAQ 100 Index Futures	03/24/2025	$2,091,950	$(23,966)
50	ICE US mini MSCI EAFE Index Futures	03/24/2025	6,074,001	(10,584)
	TOTAL FUTURES CONTRACTS			$(34,550)

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven-day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2025

	Anchor Risk	Anchor Risk	Anchor Risk
	Managed Income	Managed Equity	Managed Global
	Strategies Fund	Strategies Fund	Strategies Fund
ASSETS
Investment securities:
At cost	$28,105,646	$87,411,393	$13,331,401
At value	$27,282,761	$205,484,071	$15,439,976
Deposits with brokers (Note 3):
Interactive Brokers LLC	1,761,890	16,644,058	5,111,634
Dividends and interest receivable	103,532	36,104	4,576
Receivable for Fund shares sold	89,269	143,421	4,921
Prepaid expenses	17,966	23,731	21,687
TOTAL ASSETS	29,255,418	222,331,385	20,582,794

LIABILITIES
Payable for Fund shares redeemed	9,958	528,361	42,274
Investment advisory fees payable	24,054	283,407	11,824
Variation margin on futures contracts	65,250	2,510,000	19,875
Payable to related parties	14,953	80,789	16,846
Distribution (12b-1) fees payable	2,659	13,754	3,181
Accrued expenses and other liabilities	18,269	164,443	30,336
TOTAL LIABILITIES	135,143	3,580,754	124,336
NET ASSETS	$29,120,275	$218,750,631	$20,458,458

Net Assets Consist Of:
Paid in capital	36,348,360	183,011,996	22,712,962
Accumulated income (deficits)	(7,228,085)	35,738,635	(2,254,504)
NET ASSETS	$29,120,275	$218,750,631	$20,458,458
Institutional Class
Net Assets	$15,186,642	$67,607,763	$16,188,167
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	910,954	4,810,126	1,575,123
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$16.67	$14.06	$10.28

Advisor Class
Net Assets	$13,933,633	$151,142,868	$4,270,291
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	834,138	10,657,016	413,852
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$16.70	$14.18	$10.32

(a)	The Anchor Risk Managed Income Strategies Fund charges a fee of 2% on redemptions of shares held for less than 60 days.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2025

	Anchor Risk	Anchor Risk	Anchor Risk
	Managed Income	Managed Equity	Managed Global
	Strategies Fund	Strategies Fund	Strategies Fund
INVESTMENT INCOME
Dividends	$1,828,496	$967,153	$211,434
Interest	139,989	253,118	73,699
TOTAL INVESTMENT INCOME	1,968,485	1,220,271	285,133

EXPENSES
Investment advisory fees	219,838	2,051,620	172,502
Distribution (12b-1) fees - Institutional Class	19,392	96,272	21,331
Administrative services fees	23,342	134,549	22,646
Registration fees	19,691	37,415	20,822
Accounting services fees	16,775	34,711	16,570
Legal fees	16,612	10,481	9,672
Transfer agent fees	13,317	27,316	13,169
Third party administrative services fees	11,659	208,678	18,700
Audit fees	8,607	8,607	8,607
Trustees’ fees and expenses	6,842	6,914	6,809
Compliance officer fees	5,548	17,775	6,014
Custodian fees	3,703	15,695	3,819
Printing and postage expenses	1,678	30,791	3,789
Miscellaneous expense	1,610	2,855	1,119
Insurance expense	1,009	1,702	1,710
TOTAL EXPENSES	369,623	2,685,381	327,279
Less: Fees waived by the adviser	(73,580)	(27,702)	(90,454)
NET EXPENSES	296,043	2,657,679	236,825
NET INVESTMENT INCOME (LOSS)	1,672,442	(1,437,408)	48,308

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	5,746	41,805,261	242,597
Futures contracts	(789,433)	(19,613,700)	121,073
Net change in unrealized appreciation (depreciation) on:
Investments	(573,562)	(25,692,506)	(657,025)
Futures contracts	(74,488)	(1,908,560)	248,388
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,431,737)	(5,409,505)	(44,967)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$240,705	$(6,846,913)	$3,341

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Anchor Risk Managed		Anchor Risk Managed
	Income Strategies Fund		Equity Strategies Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
FROM OPERATIONS:	(Unaudited)		(Unaudited)
Net investment income (loss)	$1,672,442	$1,850,379	$(1,437,408)	$(1,481,201)
Net realized gain (loss) from investments	(783,687)	(554,581)	22,191,561	(23,867,442)
Net change in unrealized appreciation (depreciation) on investments	(648,050)	(265,493)	(27,601,066)	49,771,243
Net increase (decrease) in net assets resulting from operations	240,705	1,030,305	(6,846,913)	24,422,600

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
Distributable earnings	(916,866)	(1,215,699)	—	(140,751)
Return of capital	—	—	—	(635,772)
Advisor Class:
Distributable earnings	(727,247)	(632,655)	—	(759,235)
Return of capital	—	—	—	(1,513,496)
Net decrease in net assets from distributions to shareholders	(1,644,113)	(1,848,354)	—	(3,049,254)

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Proceeds from shares sold	2,222,890	7,400,924	6,877,526	24,704,178
Reinvestment of dividends	916,575	1,215,126	—	771,758
Redemption fee proceeds	319	659	—	—
Payments for shares redeemed	(3,260,181)	(5,268,095)	(21,262,731)	(70,442,269)
Advisor Class:
Proceeds from shares sold	5,950,590	7,684,290	21,559,087	101,871,348
Reinvestment of dividends	727,231	632,656	—	2,243,728
Redemption fee proceeds	243	373	—	—
Payments for shares redeemed	(1,792,991)	(1,302,254)	(66,147,442)	(216,493,629)
Net increase (decrease) in net assets from shares of beneficial interest	4,764,676	10,363,679	(58,973,560)	(157,344,886)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,361,268	9,545,630	(65,820,473)	(135,971,540)

NET ASSETS
Beginning of Period	25,759,007	16,213,377	284,571,104	420,542,644
End of Period	$29,120,275	$25,759,007	$218,750,631	$284,571,104

SHARE ACTIVITY
Institutional Class:
Shares sold	196,851	810,354	473,473	1,762,798
Shares reinvested	91,700	134,347	—	59,193
Shares reduced due to reverse split*	(874,992)	—	—	—
Shares redeemed	(339,268)	(580,852)	(1,461,502)	(5,156,572)
Net increase (decrease) in shares of beneficial interest outstanding	(925,709)	363,849	(988,029)	(3,334,581)

Advisor Class:
Shares sold	576,637	832,611	1,468,404	7,298,172
Shares reinvested	71,539	69,850	—	170,956
Shares reduced due to reverse split*	(765,284)	—	—	—
Shares redeemed	(153,098)	(142,057)	(4,507,627)	(15,635,417)
Net increase (decrease) in shares of beneficial interest outstanding	(270,206)	760,404	(3,039,223)	(8,166,289)

*	Effective January 16, 2025, Anchor Risk Managed Income Fund had a 1-for-2 reverse stock split. Share activity amounts for the periods have been adjusted to give effect to this reverse stock split.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Anchor Risk Managed
	Global Strategies Fund
	For the	For the
	Six Months Ended	Year Ended
	February 28, 2025	August 31, 2024
FROM OPERATIONS:	(Unaudited)
Net investment income	$48,308	$213,548
Net realized gain (loss) from investments	363,670	(960,684)
Net change in unrealized appreciation (depreciation) on investments	(408,637)	1,783,580
Net increase in net assets resulting from operations	3,341	1,036,444

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
Distributable earnings	(36,628)	(155,076)
Distributable earnings	(15,078)	(63,142)
Net decrease in net assets from distributions to shareholders	(51,706)	(218,218)

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Proceeds from shares sold	1,356,776	3,532,012
Reinvestment of dividends	36,627	155,069
Payments for shares redeemed	(2,976,033)	(10,672,726)
Advisor Class:
Proceeds from shares sold	238,847	6,358,141
Reinvestment of dividends	15,074	63,102
Payments for shares redeemed	(917,407)	(21,284,575)
Net decrease in net assets from shares of beneficial interest	(2,246,116)	(21,848,977)

TOTAL DECREASE IN NET ASSETS	(2,294,481)	(21,030,751)

NET ASSETS
Beginning of Period	22,752,939	43,783,690
End of Period	$20,458,458	$22,752,939

SHARE ACTIVITY
Institutional Class:
Shares sold	131,387	342,372
Shares reinvested	3,566	14,995
Shares redeemed	(289,543)	(1,061,980)
Net decrease in shares of beneficial interest outstanding	$(154,590)	(704,613)

Advisor Class:
Shares sold	23,085	632,739
Shares reinvested	1,462	6,100
Shares redeemed	(88,773)	(2,107,740)
Net decrease in shares of beneficial interest outstanding	$(64,226)	$(1,468,901)

See accompanying notes to financial statements.

Anchor Risk Managed Income Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2025*		August 31, 2024*		August 31, 2023*	August 31, 2022*	August 31, 2021*	August 31, 2020*
	(Unaudited)
Net asset value, beginning of year/period	$17.50		$17.84		$19.42	$21.60	$20.96	$19.40
Activity from investment operations:
Net investment income (loss) (1)(4)(8)	0.60		1.78		0.20	(0.38)	0.24	0.20
Net realized and unrealized gain (loss) on investments	(0.78)		(0.42)		(1.50)	(1.28)	0.70	1.76
Total from investment operations	(0.18)		1.36		(1.30)	(1.66)	0.94	1.96
Less distributions:
From net investment income	(0.65)		(1.70)		(0.28)	—	(0.28)	(0.38)
From net realized gains	—		—		—	(0.52)	(0.02)	—
From return of capital	—		—		—	—	—	(0.02)
Total distributions	(0.65)		(1.70)		(0.28)	(0.52)	(0.30)	(0.40)
Net asset value, end of year/period	$16.67		$17.50		$17.84	$19.42	$21.60	$20.96
Total return (2)	1.03	% (9)	7.70	% (9)	(6.70)%	(7.85)%	4.57%	10.32%
Net assets, end of year/period (000s)	$15,187		$16,075		$13,137	$27,697	$39,937	$43,528
Ratio of gross expenses to average net assets including interest and dividend expense (3)(5)(7)	2.80	% (10)	3.25%		3.49%	4.60%	2.56%	3.04%
Ratio of net expenses to average net assets including interest and dividend expense(3)(6)	2.26	% (10)	2.26%		3.14%	4.50%	2.50%	2.91%
Ratio of net investment income (loss) to average net assets (3)(4)	12.25	% (10)	9.80%		1.10%	(1.89)%	1.11%	1.03%
Portfolio turnover rate	3	% (9)	365%		1,097%	1,181%	727%	1,114%

*	Effective January 16, 2025, Anchor Risk Managed Income Fund had a 1-for-2 reverse stock split. Per share amounts for the periods have been adjusted to give effect to this reverse stock split.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any, and exclude the effect of redemptions fees.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5) Ratio of gross expenses to average net assets excluding interest expense and dividend expense (3)	2.79%	3.24%	2.60%	2.35%	2.31%	2.38%

(6) Ratio of net expenses to average net assets excluding interest expense and dividend expense (3)	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(8)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(9)	Not Annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Anchor Risk Managed Income Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented.

	Advisor Class
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	February 28, 2025+		August 31, 2024+	August 31, 2023+	August 31, 2022+	August 31, 2021*+
	(Unaudited)
Net asset value, beginning of year/period	$17.54		$17.88	$19.48	$21.62	$20.74
Activity from investment operations:
Net investment income (loss)(1)(6)(11)	0.60		1.94	0.22	(0.34)	0.14
Net realized and unrealized gain (loss) on investments	(0.78)		(0.50)	(1.48)	(1.28)	1.08
Total from investment operations	(0.18)		1.44	(1.26)	(1.62)	1.22
Less distributions:
From net investment income	(0.66)		(1.78)	(0.34)	—	(0.32)
From net realized gains	—		—	—	(0.52)	(0.02)
Total distributions	(0.66)		(1.78)	(0.34)	(0.52)	(0.34)
Net asset value, end of year/period	$16.70		$17.54	$17.88	$19.48	$21.62
Total return (2)	1.10	% (3)	8.10%	(6.50)%	(7.65)%	5.92	% (3)
Net assets, end of year/period (000s)	$13,934		$9,684	$3,076	$10,232	$7,545
Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)(9)	2.55	% (4)	2.98%	3.28%	4.35%	2.44	% (4)
Ratio of net expenses to average net assets including interest and dividend expense(5)(8)	2.01	% (4)	2.01%	2.96%	4.25%	2.33	% (4)
Ratio of net investment income (loss) to average net assets (5)(6)	12.05	% (4)	10.59%	1.16%	(1.65)%	0.64	% (4)
Portfolio turnover rate	3	% (3)	365%	1,097%	1,181%	727	% (10)

*	For the period September 11, 2020 (commencement of operations) through August 31, 2021.

+	Effective January 16, 2025, Anchor Risk Managed Income Fund had a 1-for-2 reverse stock split. Per share amounts for the periods have been adjusted to give effect to this reverse stock split.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any, and exclude the effect of redemptions fees.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7) Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.54%	2.97%	2.32%	2.10%	2.11	% (4)

(8) Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.00%	2.00%	2.00%	2.00%	2.00	% (4)

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2021.

(11)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2025		August 31, 2024	August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020
	(Unaudited)
Net asset value, beginning of year/period	$14.52		$13.51	$14.81	$15.23	$13.19	$12.06
Activity from investment operations:
Net investment income (loss) (1)(4)(7)	(0.09)		(0.09)	0.06	(0.23)	(0.21)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.37)		1.21	(0.34)	(0.19)	2.25	2.63
Total from investment operations	(0.46)		1.12	(0.28)	(0.42)	2.04	2.48
Less distributions:
From net investment income	—		(0.01)	(0.07)	—	—	—
From net realized gains	—		—	(0.75)	—	—	(1.35)
From return of capital	—		(0.10)	(0.20)	—	—	—
Total distributions	—		(0.11)	(1.02)	—	—	(1.35)
Net asset value, end of year/period	$14.06		$14.52	$13.51	$14.81	$15.23	$13.19
Total return (2)	(3.17	)% (8)	8.37%	(1.61)%	(2.76)%	15.47%	22.29%
Net assets, end of year/period (000s)	$67,608		$84,179	$123,380	$162,410	$176,806	$212,726
Ratio of gross expenses to average net assets including interest and dividend expense (3)(5)	2.27	% (9)	2.20%	2.10%	2.10%	2.07%	2.20%
Ratio of net expenses to average net assets including interest and dividend expense(3)(6)	2.25	% (9)	2.20%	2.10%	2.10%	2.07%	2.20%
Ratio of net investment income (loss) to average net assets (3)(4)	(1.31	)% (9)	(0.67)%	0.46%	(1.52)%	(1.58)%	(1.27)%
Portfolio turnover rate	0	% (8)	0%	0%	0%	0%	204%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any, and exclude the effect of redemptions fees.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5) Ratio of gross expenses to average net assets excluding interest expense and dividend expense (3)	2.27%	2.20%	2.10%	2.10%	2.07%	2.11%

(6) Ratio of net expenses to average net assets excluding interest expense and dividend expense (3)	2.25%	2.20%	2.10%	2.10%	2.07%	2.11%

(7)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Advisor Class
	For the		For the	For the	For the	For the	For the Period
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Ended
	February 28, 2025		August 31, 2024	August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020*
	(Unaudited)
Net asset value, beginning of year/period	$14.63		$13.59	$14.90	$15.28	$13.19	$11.07
Activity from investment operations:
Net investment income (loss) (1)(6)(10)	(0.08)		(0.05)	0.10	(0.18)	(0.21)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.37)		1.21	(0.36)	(0.20)	2.30	2.18
Total from investment operations	(0.45)		1.16	(0.26)	(0.38)	2.09	2.12
Less distributions:
From net investment income	—		(0.03)	(0.10)	—	—	—
From net realized gains	—		—	(0.78)	—	—	—
From return of capital	—		(0.09)	(0.17)	—	—	—
Total distributions	—		(0.12)	(1.05)	—	—	—
Net asset value, end of year/period	$14.18		$14.63	$13.59	$14.90	$15.28	$13.19
Total return (2)	(3.08	)% (3)	8.63%	(1.42)%	(2.49)%	15.85%	19.15	% (3)
Net assets, end of year/period (000s)	$151,143		$200,392	$297,163	$320,893	$143,664	$15,385
Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)	2.02	% (4)	1.95%	1.84%	1.84%	1.86%	1.90	% (4)
Ratio of net expenses to average net assets including interest and dividend expense (5)(8)	2.00	% (4)	1.95%	1.84%	1.84%	1.86%	1.90	% (4)
Ratio of net investment income (loss) to average net assets (5)(6)	(1.04	)% (4)	(0.36)%	0.75%	(1.21)%	(1.49)%	(1.34	)% (4)
Portfolio turnover rate	0	% (3)	0%	0%	0%	0%	204	% (9)

*	For the period April 30, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests. (6) Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7) Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.02%	1.95%	1.84%	1.84%	1.86%	1.90	% (4)

(8) Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.00%	1.95%	1.84%	1.84%	1.86%	1.90	% (4)

(9)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020.

(10)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2025		August 31, 2024	August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020
	(Unaudited)
Net asset value, beginning of year/period	$10.30		$9.98	$10.32	$12.43	$11.26	$11.07
Activity from investment operations:
Net investment income (loss) (1)(6)(10)	0.02		0.07	0.08	(0.17)	(0.24)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.02)		0.34	(0.28)	(0.63)	1.55	0.98
Total from investment operations	(0.00)		0.41	(0.20)	(0.80)	1.31	0.96
Less distributions:
From net investment income	(0.02)		(0.09)	(0.08)	—	(0.02)	—
From net realized gains	—		—	—	(1.31)	(0.12)	(0.77)
From return of capital	—		—	(0.06)	—	—	—
Total distributions	(0.02)		(0.09)	(0.14)	(1.31)	(0.14)	(0.77)
Net asset value, end of year/period	$10.28		$10.30	$9.98	$10.32	$12.43	$11.26
Total return (2)	0.03	% (3)	4.11%	(1.96)%	(6.57)%	11.76%	8.99%
Net assets, end of year/period (000s)	$16,188		$17,810	$24,285	$24,852	$30,938	$21,118
Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)(9)	3.09	% (4)	2.87%	2.33%	2.44%	2.48%	2.92%
Ratio of net expenses to average net assets including interest and dividend expenses (5)(8)	2.25	% (4)	2.25%	2.25%	2.25%	2.27%	2.25%
Ratio of net investment income (loss) to average net assets (5)(6)	0.41	% (4)	0.69%	0.80%	(1.59)%	(2.06)%	(0.22)%
Portfolio turnover rate	0	% (3)	0%	50%	0%	118%	869%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7) Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	3.09%	2.87%	2.33%	2.44%	2.46%	2.92%

(8) Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(10)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Advisor Class
	For the		For the	For the	For the	For the	For the Period
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Ended
	February 28, 2025		August 31, 2024	August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020*
	(Unaudited)
Net asset value, beginning of year/period	$10.34		$10.02	$10.37	$12.45	$11.26	$11.05
Activity from investment operations:
Net investment income (loss) (1)(6)(13)	0.03		0.09	0.16	(0.14)	(0.23)	(0.00	) (9)
Net realized and unrealized gain (loss) on investments	(0.01)		0.34	(0.35)	(0.63)	1.56	0.21
Total from investment operations	0.02		0.43	(0.19)	(0.77)	1.33	0.21
Less distributions:
From net investment income	(0.04)		(0.11)	(0.13)	—	(0.02)	—
From net realized gains	—		—	—	(1.31)	(0.12)	—
From return of capital	—		—	(0.03)	—	—	—
Total distributions	(0.04)		(0.11)	(0.16)	(1.31)	(0.14)	—
Net asset value, end of year/period	$10.32		$10.34	$10.02	$10.37	$12.45	$11.26
Total return (2)	0.16	% (3)	4.30%	(1.80)%	(6.30)%	11.94%	1.90	% (3)
Net assets, end of year/period (000s)	$4,270		$4,942	$19,499	$6,540	$6,777	$11	(7)
Ratio of gross expenses to average net assets including interest and dividend expense(5)(8)(11)	2.84	% (4)	2.53%	1.99%	2.19%	2.15%	2.67	% (4)
Ratio of net expenses to average net assets including interest and dividend expense (5)(12)	2.00	% (4)	2.00%	2.00%	2.00%	2.00%	2.00	% (4)
Ratio of net investment income (loss) to average net assets (5)(6)	0.60	% (4)	0.89%	1.54%	(1.33)%	(1.95)%	(0.00	)% (4)
Portfolio turnover rate	0	% (3)	0%	50%	0%	118%	869	% (10)

*	For the period July 15, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is actual; not presented in thousands.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(9)	Amount is less than $0.005.

(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020.

(11) Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.84%	2.53%	1.99%	2.19%	2.15%	2.67	% (4)

(12) Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00	% (4)

(13)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

February 28, 2025

1.	ORGANIZATION

The Anchor Risk Managed Income Strategies Fund (“Income Fund”), Anchor Risk Managed Equity Strategies Fund (“Equity Fund”) and Anchor Risk Managed Global Strategies Fund (“Global Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Income Fund seeks to provide long-term growth of capital while providing current income. The Equity Fund seeks to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions. The Global Fund seeks to achieve above average total returns over a full market cycle with lower correlation and reduced risk when compared to traditional world indices. The Income Fund commenced operations on September 29, 2015. The Equity Fund commenced operations on September 6, 2016. The Global Fund commenced operations on January 15, 2019. The Funds are “fund of funds” in that the Funds will generally invest in other investment companies.

Each Fund offers two share classes designated as Institutional Class and Advisor Class. The Investor Class of the Equity Fund and Global Fund were renamed Advisor Class on April 29, 2020. The Advisor Class of the Equity Fund commenced operations on April 30, 2020. The Advisor Class of the Global Fund commenced operations on July 15, 2020. The Advisor Class of the Income Fund commenced operations on September 11, 2020. The Income Fund charges a fee of 2% on redemptions of shares held for less than 60 days. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their ongoing service and distribution charges. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the respective Fund. Class specific expenses are allocated to that share class.

Effective January 16, 2025, each class of shares of the Income Fund underwent a 1-for-2 reverse stock split. The effect of the reverse stock split decreased the number of shares outstanding for the Income Fund with a corresponding increase in the net asset value (“NAV”) per share. This event does not impact the overall net assets of the Income Fund. The share activity presented in the Statements of Changes and the per share data presented in the Financial Highlights have been retroactively adjusted to reflect this reverse stock split.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

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February 28, 2025

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by Trust’s Board of Trustees (the “Board”). The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value

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February 28, 2025

determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2025

observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2025, for the Funds’ assets and liabilities measured at fair value:

Income Fund
Assets	Level 1	Level 2	Level 3	Total
Closed-End Funds*	$6,559,910	$—	$—	$6,559,910
Exchange-Traded Funds*	14,936,632	$—	$—	$14,936,632
Money Market Fund	5,786,219	—	—	5,786,219
Total Investments	$27,282,761	$—	$—	$27,282,761
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts**	(55,033)	—	—	(55,033)
Total	$(55,033)	$—	$—	$(55,033)

Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$202,099,432	$—	$—	$202,099,432
Money Market Fund	3,384,639	—	—	3,384,639
Total Investments	$205,484,071	$—	$—	$205,484,071
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts**	$(1,908,560)	$—	$—	$(1,908,560)
Total	$(1,908,560)	$—	$—	$(1,908,560)

Global Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund*	$14,276,500	$—	$—	$14,276,500
Money Market Fund	1,163,476	—	—	1,163,476
Total Investments	$15,439,976	$—	$—	$15,439,976
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts**	$(51,873)	$—	$—	$(51,873)
Total	$(51,873)	$—	$—	$(51,873)

The Funds did not hold any Level 2 or 3 securities at February 28, 2025.

*	Please refer to the Schedule of Investments for breakout by type.

**	Represents cumulative appreciation (depreciation) on futures contracts at February 28, 2025.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a

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February 28, 2025

foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, a Fund will realize a gain, limited to the price at which the Fund sold the security short.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering a futures contract with a broker, a Fund deposits a “cash deposit” with the broker as recorded in the accompanying Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a Fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. When a contract is closed, a Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after each Fund’s Schedule of Investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund is based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affecting the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The notional value of the derivative instruments outstanding as of February 28, 2025, as disclosed in each Fund’s Schedule of Investments, and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed below and within the Statements of Operations serve as indicators of the volume of derivative activity.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2025

For the six months ended February 28, 2025, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

	Assets &	Statements of
	Liabilities	Operations
	Unrealized	Net Change in
	Appreciation	Unrealized	Statements of
	(Depreciation)	Appreciation	Operations Realized
	for Futures	(Depreciation) on	Gain (Loss) from Futures
Fund	Contracts *	Futures Contracts #	Contracts #
Income Fund	$(65,250)	$(74,488)	$(789,433)
Equity Fund	(2,510,000)	(1,908,560)	(19,613,700)
Global Fund	(19,875)	248,388	121,073

#	Such figures can be found on the Statements of Operations.

*	Variation margin on futures contracts. Only current day’s variation margin is reported within the Statements of Assets and Liabilities as variation margin on futures contracts.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expenses are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared monthly by the Income Fund and quarterly by the Equity Fund and Global Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended August 31, 2022 to August 31, 2024 or expected to be taken in the Funds’ August 31, 2025 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, state of Ohio, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Funds may concentrate cash with the Funds’ custodian and broker. The Income Fund, Equity Fund and Global Fund held $1,761,890, $16,644,058 and $5,111,634, respectively, at Interactive Brokers.

4.	INVESTMENT TRANSACTIONS

For the six months ended February 28, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $3,133,201 and $560,683, respectively, for the Income Fund; $0 and $76,093,847, respectively, for the Equity Fund; $0 and $1,905,072, respectively, for the Global Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Anchor Capital Management Group, Inc. serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of each Fund’s average daily net assets. For the six months ended February 28, 2025, the Funds incurred advisory fees of $219,838 for the Income Fund; $2,051,620 for the Equity Fund and $172,502 for the Global Fund.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund until at least December 31, 2025 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)),

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2025

will not exceed 2.25% of the average daily net assets of each Fund’s Institutional Class shares and 2.00% of the average daily net assets of each Fund’s Advisor Class shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Funds, to the extent that overall expenses fall below the expense limitation within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the six months ended February 28, 2025, the Adviser waived fees of $73,580 for the Income Fund, $27,702 for the Equity Fund and $90,454 for the Global Fund, which are subject to recapture by the Adviser. As of February 28, 2025, the Adviser has waived fees that can be recouped up to three years from the date incurred as summarized below:

	Expires August 31,	Expires August 31,	Expires August 31,
	2025	2026	2027
Income Fund	$39,148	$98,280	$182,580
Global Fund	71,728	20,234	165,514

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Institutional Class Shares may pay up to 0.25% of their average daily net assets to pay for certain distribution activities and shareholder services. No distribution fees are paid on the Advisor Class Shares. For the six months ended February 28, 2025, $19,392, $96,272 and $21,331 were incurred under the Plan for the Income Fund, the Equity Fund and the Global Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended February 28, 2025, the Distributor did not receive any underwriting commissions for sales of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2025

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and the respective gross unrealized appreciation and depreciation at February 28, 2025 were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$28,105,650	$792,048	$(1,614,937)	$(822,889)
92,531,341	118,072,678	(5,119,948)	112,952,730
13,331,401	2,108,575	—	2,108,575

7.	REDEMPTION FEES

Effective April 15, 2024, the Income Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Income Fund from which the redemption is made. The Income Fund received $562 in redemption fees for the six months ended February 28, 2025.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 was as follows:

For the year ended August 31, 2024:

	Ordinary	Long-Term	Exempt	Return of
	Income	Capital Gains	Income	Capital	Total
Anchor Risk Managed Income Strategies Fund	$1,848,354	$—	$—	$—	$1,848,354
Anchor Risk Managed Equity Strategies Fund	899,986	—	—	2,149,268	3,049,254
Anchor Risk Managed Global Strategies Fund	218,218	—	—	—	218,218

For the year ended August 31, 2023:

	Ordinary	Long-Term	Exempt	Return of
	Income	Capital Gains	Income	Capital	Total
Anchor Risk Managed Income Strategies Fund	$293,567	$—	$—	$—	$293,567
Anchor Risk Managed Equity Strategies Fund	12,204,312	21,828,340	—	6,614,166	40,646,818
Anchor Risk Managed Global Strategies Fund	544,343	—	—	263,322	807,665

As of August 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Income Fund	$—	$163,760	$—	$(1,366,751)	$(4,371,352)	$(1,007)	$(249,327)	$(5,824,677)
Equity Fund	—	—	—	(30,756,863)	(65,302,825)	—	138,645,236	42,585,548
Global Fund	—	—	—	(1,888,234)	(3,083,505)	—	2,765,600	(2,206,139)

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gain(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open futures contracts. In addition, the amount listed under other book/tax differences are primarily attributable to the tax deferral of losses on the unamortized portion of organization expenses for tax purposes.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2025

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Income Fund	$—
Equity Fund	2,381,187
Global Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Income Fund	$1,366,751
Equity Fund	28,375,676
Global Fund	1,888,234

On August 31, 2024, the Funds had non-expiring capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

				Carry Forward
	Short-Term	Long-Term	Total	Utilized
Income Fund	$3,405,390	$965,962	4,371,352	—
Equity Fund	26,121,130	39,181,695	65,302,825	—
Global Fund	1,351,849	1,731,656	3,083,505	—

Permanent book and tax differences, primarily attributable to distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended August 31, 2024, as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Income Fund	$—	$—
Equity Fund	—	—
Global Fund	(4,670)	4,670

9.	LINE OF CREDIT

The Income Fund may borrow to meet repurchase requests. The Income Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. Effective July 29, 2023 the Income Fund had entered into a uncommitted line of credit (“LOC”) agreement with U.S. Bank, N.A. of $4,000,000 ($5,000,000 prior to July 31, 2023) which permits the Income Fund to borrow at a rate, per annum, equal to the prime rate. During the six months ended February 28, 2025, the Income Fund did not borrow from the LOC. The LOC expires on July 28, 2025.

Anchor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2025

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds listed below currently invest a portion of their assets in the corresponding investment companies. Each Fund may redeem its investment from the investment companies at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage of Net
Fund	Investment	Assets
Equity Fund	Invesco QQQ Trust Series 1	65.2%
	SPDR S&P 500 ETF Trust	27.2%
Global Fund	iShares MSCI EAFE ETF	69.8%

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

11.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2025, Charles Schwab & Co., Inc., an account holding shares for the benefit of others in nominee name, held approximately 61%, 66%, and 90% of the voting securities for the Income Fund, Equity Fund and Global Fund, respectively. LPL Financial, an account holding shares for the benefit of others in nominee name, held approximately 36% of the voting securities for the Income Fund. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of any Fund.

12.	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-800-290-8633 or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Anchor Funds

ADDITIONAL INFORMATION (Unaudited)

February 28, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7 of this Form

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	4/30/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	4/30/25

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	4/30/25